Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss is as follows:

	Total	Translation Adjustments	Pension and Postretirement Plans
Balance at December 31, 2021	$(3,264.1)	$(866.2)	$(2,397.9)
Other comprehensive income (loss) before reclassifications	38.0	(114.1)	152.1
Amounts reclassified from accumulated other comprehensive loss	150.1	2.9	147.2
Current period other comprehensive income (loss)	188.1	(111.2)	299.3
Balance at December 31, 2022	(3,076.0)	(977.4)	(2,098.6)
Other comprehensive (loss) income before reclassifications	(142.8)	68.3	(211.1)
Amounts reclassified from accumulated other comprehensive loss	418.5	(3.7)	422.2
Current period other comprehensive income	275.7	64.6	211.1
Balance at December 31, 2023	(2,800.3)	(912.8)	(1,887.5)
Other comprehensive loss before reclassifications	(165.0)	(74.5)	(90.5)
Amounts reclassified from accumulated other comprehensive loss	208.1	2.6	205.5
Current period other comprehensive income (loss)	43.1	(71.9)	115.0
Balance at December 31, 2024	$(2,757.2)	$(984.7)	$(1,772.5)

Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Loss)
Amounts reclassified out of accumulated other comprehensive loss are as follows:

Year ended December 31,	2024	2023	2022
Translation adjustments:
Adjustment for substantial completion of liquidation of foreign subsidiaries(i)	$2.6	$(3.7)	$2.9
Pension and postretirement plans(ii):
Amortization of prior service credit	(5.4)	(5.4)	(5.8)
Amortization of actuarial losses	84.3	80.5	159.0
Settlement losses	130.6	348.9	—
Total before tax	212.1	420.3	156.1
Income tax	(4.0)	(1.8)	(6.0)
Total reclassifications for the period	$208.1	$418.5	$150.1
(i) Reported in other (expense), net in the consolidated statements of income (loss).
(ii) Included in net periodic pension and postretirement cost (see Note 17, “Employee plans”).

Schedule of Changes in Common Stock and Treasury Stock
The following table summarizes the changes in shares of common stock and treasury stock:

	Common Stock	Treasury Stock
Balance at December 31, 2021	72.5	5.3
Stock-based compensation	0.8	0.2
Balance at December 31, 2022	73.3	5.5
Stock-based compensation	0.7	0.1
Balance at December 31, 2023	74.0	5.6
Stock-based compensation	1.6	0.4
Balance at December 31, 2024	75.6	6.0